Note 15 - Stock-Based Compensation Plans (Detail) - Options outstanding and options exercisable range of exercise price (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 4.35	$ 3.97
Options Outstanding, Number of Stock Options	2,510,161	2,987,251
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 146 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.04
Options Exercisable, Number of Stock Options	2,114,258
$3.15 - $3.89 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 3.39
Options Outstanding, Number of Stock Options	1,254,531
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 146 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 3.39
Options Exercisable, Number of Stock Options	1,169,522
$4.20 to $4.43 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 3.94
Options Outstanding, Number of Stock Options	521,650
Options Outstanding, Weighted Average Remaining Contractual Life (years)	255 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 3.94
Options Exercisable, Number of Stock Options	521,650
$4.69 - $6.54 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 5.81
Options Outstanding, Number of Stock Options	686,480
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3 years 109 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 5.44
Options Exercisable, Number of Stock Options	420,086
$7.23 - $9.01 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 8.73
Options Outstanding, Number of Stock Options	47,500
Options Outstanding, Weighted Average Remaining Contractual Life (years)	6 years 73 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 7.23
Options Exercisable, Number of Stock Options	3,000